FHLB Advances And Other Debt (FHLB Advances And Other Debt Outstanding Maturity Period) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FHLB Advances And Other Debt [Abstract]
2021	$ 78,013
2022	126,413
2023	3,500
2024	6,500
2025
Total	$ 214,426	$ 29,017